INVESTMENT IN AFFILIATED COMPANY (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Amounts charged - cost of revenues	$ 43,109	$ 40,194
Mail Vision Affiliated Company [Member]
Amounts charged - cost of revenues	$ 432	$ 1,166